Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 384
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
Accounting guidance on fair value measurements establishes a hierarchy of inputs employed to determine fair value measurements, which has three levels.
Level 1 inputs are quoted prices in active markets for identical assets and liabilities. Level 1 inputs are considered to be the most reliable evidence of fair value as they are based on unadjusted quoted market prices from various financial information service providers and securities exchanges.
Level 2 inputs are directly or indirectly observable prices that are not quoted on active exchanges, which include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 inputs are unobservable inputs employed for measuring the fair value of assets or liabilities.
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period. PPG evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no transfers between levels.
The financial assets that are reported at fair value on a recurring basis as of December 31, 2025 and 2024, were as follows:

	December 31, 2025
($ in millions)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
PPG Industries, Inc. common stock (a)	$334	$—	$—	$334
Mutual funds (b)	129	—	—	129
Money market funds	7	—	—	7
Total assets in the fair value hierarchy	$470	$—	$—	$470
Common-collective trusts (c)	—	—	—	3,253
Total Investments at fair value	$470	$—	$—	$3,723

	December 31, 2024
($ in millions)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
PPG Industries, Inc. common stock (a)	$469	$—	$—	$469
Mutual funds (b)	95	—	—	95
Money market funds	9	—	—	9
Total assets in the fair value hierarchy	$573	$—	$—	$573
Common-collective trusts (c)	—	—	—	3,228
Total Investments at fair value	$573	$—	$—	$3,801
(a)The fair value of PPG Industries, Inc. common stock is valued at the closing price reported on the active market on which the individual securities are traded.
(b)The fair value of mutual funds is valued at the daily closing price as reported by the fund.
(c)Certain investments that are measured at net asset value per share (or its equivalent) are not required to be classified in the fair value hierarchy.
Common-Collective Trusts
The investment in Common-Collective Trusts is comprised of investments in the BlackRock Institutional Trust Company (“BlackRock”) Equity Index Fund, the Artisan Small Cap Growth Trust Fund, the BNY Mellon SL ACWI ex-U.S. Fund, BlackRock LifePath Index Funds, the BNY Mellon Aggregate Bond Index Fund, the BNY Mellon Capital Small Cap Index Stock Fund, the MFS International Equity Fund, the Fidelity Contrafund Commingled Pool, the Fidelity Growth Company Commingled Pool, the BlackRock Total Return Bond Fund, the BlackRock Treasury Inflation Protected Securities (TIPS) Index Fund and the Allspring Special Small Cap Value Fund. The BlackRock Equity Index Fund's objective is to provide a total return that closely corresponds to the investment performance of the S&P 500 with dividends reinvested and is only available to qualified institutional investors. The Artisan Small Cap Growth Trust Fund's objective is to seek long term capital growth by investing primarily in US small-cap growth companies. The BNY Mellon SL ACWI ex-U.S. Fund's objective is to track the performance of the MSCI All Country World Index (ACWI) ex-U.S. and is available only to qualified institutional investors. The objective of the BlackRock LifePath Index Funds is to maximize total return while maintaining an investment mix of stocks and fixed income instruments relative to a participant’s retirement time frame. The BNY Mellon Aggregate Bond Index Fund’s objective is to provide a total return that closely corresponds to the investment performance of the Barclays U.S. Aggregate Index. The BNY Mellon Capital Small Cap Stock Index Fund's objective is to provide a total return that seeks to match the investment performance of the Russell 2000 Index. The Fidelity Contrafund Commingled Pool's objective is to provide capital appreciation over a market cycle relative to the S&P 500 Index. The MFS International Equity Fund's objective is to provide capital appreciation over a market cycle relative to the MSCI EAFE (Europe, Australasia, and the Far East) Index. The Fidelity Growth Company Commingled Pool's objective is to provide capital appreciation over a market cycle relative to the Russell 3000 Index. The BlackRock Total Return Bond Fund's objective is to provide a total return through fixed income investments. The BlackRock TIPS Index Fund’s objective is to provide a total return that seeks to match the investment performance of the TIPS Index. The Allspring Special Small Cap Value Fund's objective is to seek long-term capital appreciation by principally investing in small-capitalization companies.
The Fidelity Contrafund Commingled Pool and the Fidelity Growth Company Commingled Pool are not mutual funds and are only available to qualified institutional investors. The fair value of investments in common-collective trusts is based upon the net asset value of the underlying investments held by each of the funds. These investments are valued at their respective net asset value per share or unit on the valuation date.